Pensions and Other Post-Employment Benefits (Tables)	3 Months Ended
Jun. 30, 2018
Pensions and Other Post-Employment Benefits [Abstract]
Pensions and Other Post-Employment Benefits [text block table]
	Three months ended		Six months ended
in € m.	Jun 30, 2018	Jun 30, 2017	Jun 30, 2018	Jun 30, 2017
Service cost	90	85	124	171
Net interest cost (income)	1	3	2	5
Total expenses defined benefit plans	91	88	126	176
Total expenses for defined contribution plans	106	99	224	231
Total expenses for post-employment benefits	198	187	350	407

Employer contributions to mandatory German social security pension plan	65	59	119	122